LONG-TERM INVESTMENTS - Additional information (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Feb. 29, 2020
LONG-TERM INVESTMENTS
Purchase of long term investments			¥ 12,733,000	$ 1,846	¥ 1,072,783,000	¥ 82,221,000
Gain from fair value change of long-term investments			51,817,000	7,513		12,325,000
(Loss)/ Income from equity method investments			17,657,000	$ 2,560	¥ 41,028,000	(4,749,000)
Disposal by sale | Shenzhen Yunding Information Technology Co., Ltd. ("Yunding")
LONG-TERM INVESTMENTS
Percentage of sale of investments					5.00%
Unrealized gain in other comprehensive income/(loss)			¥ 20,943,000		¥ 903,000	0
Realized gain on disposal					13,507,000
Patents | Minimum
LONG-TERM INVESTMENTS
Estimated useful life			3 years	3 years
Patents | Maximum
LONG-TERM INVESTMENTS
Estimated useful life			7 years	7 years
Jiangsu Yitong
LONG-TERM INVESTMENTS
Purchase of long term investments		¥ 959,680,000
Equity interests (as a percent)		29.99%	0.01%
(Loss)/ Income from equity method investments			¥ 7,580,000		1,152,000
Equity method investments			968,242,000		960,832,000
Share of net assets					137,302,000
Difference between the total consideration and the proportion of net assets			813,101,000		823,530,000
Jiangsu Yitong | Goodwill
LONG-TERM INVESTMENTS
Positive basis difference			636,672,000		636,672,000
Jiangsu Yitong | Intangible assets
LONG-TERM INVESTMENTS
Positive basis difference			172,940,000		173,524,000
Jiangsu Yitong | Other assets
LONG-TERM INVESTMENTS
Positive basis difference			3,489,000		13,334,000
Huaying Fund I
LONG-TERM INVESTMENTS
Purchase of long term investments											¥ 50,000,000
(Loss)/ Income from equity method investments			(752,000)		7,910,000	(2,452,000)
Equity method investments			60,262,000		61,014,000
Huaying Fund II
LONG-TERM INVESTMENTS
Purchase of long term investments	¥ 68,000,000							¥ 102,000,000
(Loss)/ Income from equity method investments			12,737,000		24,434,000	5,297,000
Equity method investments			212,803,000		200,067,000
Sifive
LONG-TERM INVESTMENTS
Purchase of long term investments										¥ 12,332,000
Equity interests (as a percent)										1.01%
Equity securities with readily determinable fair value Hyperfine Inc.			66,322,000		0	3,304,000
Alivecor
LONG-TERM INVESTMENTS
Purchase of long term investments | $									$ 1,000
Equity interests (as a percent)												0.56%
Equity securities with readily determinable fair value Hyperfine Inc.			8,620,000		0	¥ 7,728,000
Interest rate (as a percent)								3.00%	3.00%
Promaxo
LONG-TERM INVESTMENTS
Purchase of long term investments | $							$ 4,000
Equity interests (as a percent)						4.05%
Gain from fair value change of long-term investments			0		0	¥ 0
Hyperfine
LONG-TERM INVESTMENTS
Equity securities with readily determinable fair value Hyperfine Inc.			¥ 28,466,000		¥ 194,000
Huaying Fund II | Huaying Fund I
LONG-TERM INVESTMENTS
Equity method investment, ownership percentage											49.50%
Huaying Fund II | Huaying Fund II
LONG-TERM INVESTMENTS
Equity method investment, ownership percentage								34.00%	34.00%
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding")
LONG-TERM INVESTMENTS
Purchase of long term investments						¥ 22,000,000
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding") | Minimum
LONG-TERM INVESTMENTS
Interest rate						4.35%
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding") | Maximum
LONG-TERM INVESTMENTS
Interest rate						8.70%
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding") | Disposal by sale | Shenzhen Yunding Information Technology Co., Ltd. ("Yunding")
LONG-TERM INVESTMENTS
Equity method investment, ownership percentage			24.30%